DAC, VOBA, DSI, and DFEL (DSI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	$ 19	$ 23	$ 21
Ul and Other [Member]
Changes in DSI [Roll Forward]
Balance as of beginning-of-year	31	35
Deferrals	1	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(2)	(5)
Balance as of end-of-year	30	31	35
Retirement Plan Services Segment [Member]
Changes in DSI [Roll Forward]
Balance as of beginning-of-year	14	14
Deferrals	4	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(1)	(1)
Balance as of end-of-year	17	14	14
Variable Annuities [Member]
Changes in DSI [Roll Forward]
Balance as of beginning-of-year	139	150
Deferrals	1	3
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(12)	(14)
Balance as of end-of-year	128	139	150
Fixed Annuity [Member]
Changes in DSI [Roll Forward]
Balance as of beginning-of-year	27	30
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(4)	(3)
Balance as of end-of-year	$ 23	$ 27	$ 30